Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated balances
Balance at the beginning of the period	$ (261,299)	$ (179,200)	$ (187,600)
Other comprehensive income (loss) before reclassification	(103,100)	(89,200)	4,100
Amounts reclassified from accumulated other comprehensive loss, actuarial losses, net of tax	6,100	5,300	3,000
Amounts reclassified from accumulated other comprehensive loss, cash flow hedge losses, net of tax	1,700	1,800	1,300
Balance at the end of the period	(356,602)	(261,299)	(179,200)
Actuarial losses/Pension Related Adjustments
Accumulated balances
Balance at the beginning of the period	(192,800)	(178,200)	(136,500)
Other comprehensive income (loss) before reclassification	(30,300)	(19,900)	(44,700)
Amounts reclassified from accumulated other comprehensive loss, actuarial losses, net of tax	6,100	5,300	3,000
Balance at the end of the period	(217,000)	(192,800)	(178,200)
Foreign Currency Translation Adjustments
Accumulated balances
Balance at the beginning of the period	(66,400)	2,700	(51,100)
Other comprehensive income (loss) before reclassification	(71,400)	(69,100)	53,800
Balance at the end of the period	(137,800)	(66,400)	2,700
Cash flow hedges/Loss on Derivative Instruments
Accumulated balances
Balance at the beginning of the period	(2,100)	(3,700)
Other comprehensive income (loss) before reclassification	(1,400)	(200)	(5,000)
Amounts reclassified from accumulated other comprehensive loss, cash flow hedge losses, net of tax	1,700	1,800	1,300
Balance at the end of the period	$ (1,800)	$ (2,100)	$ (3,700)